Accounts Receivables- Movements of allowance for accounts receivables - (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivables
Balance at the beginning of the year	¥ 274,956	$ 39,318	¥ 205,489
Additions/(reversal)	(274,720)	(39,284)	69,467
Balance at the end of the year	¥ 236	$ 34	¥ 274,956